Warrant Liabilities - Summary of outstanding warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended		18 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jan. 19, 2021	Jul. 01, 2020	May 29, 2020
Class of Warrant or Right [Roll Forward]
Fair Value Adjustments	$ (14,426)	$ 3,767
Transfers from an Unrelated Third Party	$ 294	$ 581
Warrant liabilities
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	22,610,316	12,721,901
Beginning balance	$ 15,389	$ 18
Warrant Issuances (in shares)		10,240,000
Warrant Issuances		$ 12,185
Fair Value Adjustments	$ (14,426)	$ 3,767
Exercises of warrants (in shares)	(409,585)	(351,585)
Exercises of warrants	$ (294)	$ (581)
Ending balance (in shares)	22,200,731	22,610,316	22,200,731
Ending balance	$ 669	$ 15,389	$ 669
Outstanding warrants (in shares)	22,200,731	22,610,316	22,200,731
5-Year Private Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	9,888,415	0
Beginning balance	$ 15,326	$ 0
Warrant Issuances (in shares)		10,240,000
Warrant Issuances		$ 12,185
Fair Value Adjustments	$ (14,368)	$ 3,722
Exercises of warrants (in shares)	(409,585)	(351,585)
Transfers to an Unrelated Third Party (in shares)	409,585	351,585	761,170
Exercises of warrants	$ (294)	$ (581)
Ending balance (in shares)	9,478,830	9,888,415	9,478,830
Ending balance	$ 664	$ 15,326	$ 664
Warrants, exercise price (in dollars per share)	$ 11.50		$ 11.50
Warrant term	5 years		5 years
Outstanding warrants (in shares)	9,478,830	9,888,415	9,478,830
Seller Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	12,721,901	12,721,901
Beginning balance	$ 63	$ 18
Warrant Issuances (in shares)		0
Warrant Issuances		$ 0
Fair Value Adjustments	$ (58)	$ 45
Exercises of warrants (in shares)	0	0
Exercises of warrants	$ 0	$ 0
Ending balance (in shares)	12,721,901	12,721,901	12,721,901
Ending balance	$ 5	$ 63	$ 5
Warrants, exercise price (in dollars per share)	$ 40.31	$ 41.26	$ 40.31	$ 40.31	$ 44.82
Warrant term	7 years		7 years
Outstanding warrants (in shares)	12,721,901	12,721,901	12,721,901		12,700,000	12,700,000